S000083864 [Member] Investment Objectives and Goals - AB Short Duration High Yield ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB Short Duration High Yield ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek the highest level of income that is available without assuming what the Adviser considers to be undue risk to principal.